Description of Business (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ 1,469,992	$ 1,880,889	$ 8,192,523	$ 4,849,474	$ 7,266,553	$ 4,274,105
Net cash used in operations			2,801,405	$ 1,174,534	1,676,737	1,604,013
Stockholders' deficit	2,283,422		2,283,422		5,789,037	$ 3,468,223	$ 2,342,390
Cash	$ 2,801,405		$ 2,801,405		10,560
January 2018 Through March 2018 [Member]
Proceeds from sale of debt and equity securities					$ 3,400,000